Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenues
Service	$ 145,597	$ 148,884	$ 131,677
Equipment	14,949	14,902	15,124
Total operating revenues	160,546	163,786	146,801
Operating Expenses
Equipment	18,709	18,757	19,268
Broadcast, programming and operations	21,159	19,851	11,996
Other cost of services (exclusive of depreciation and amortization shown separately below)	37,511	38,276	35,782
Selling, general and administrative	34,917	36,347	32,919
Asset abandonments and impairments	2,914	361	35
Depreciation and amortization	24,387	25,847	22,016
Total operating expenses	139,597	139,439	122,016
Operating Income	20,949	24,347	24,785
Other Income (Expense)
Interest expense	(6,300)	(4,910)	(4,120)
Equity in net income (loss) of affiliates	(128)	98	79
Other income (expense) - net	618	277	(52)
Total other income (expense)	(5,810)	(4,535)	(4,093)
Income Before Income Taxes	15,139	19,812	20,692
Income tax (benefit) expense	(14,708)	6,479	7,005
Net Income	29,847	13,333	13,687
Less: Net Income Attributable to Noncontrolling Interest	(397)	(357)	(342)
Net Income Attributable to AT&T	$ 29,450	$ 12,976	$ 13,345
Basic Earnings Per Share Attributable to AT&T	$ 4.77	$ 2.1	$ 2.37
Diluted Earnings Per Share Attributable to AT&T	$ 4.76	$ 2.1	$ 2.37